Loans and Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Portfolio of Loans Outstanding
he portfolios of loans receivable at December 31, 2018, and December 31, 2017, consist of the following:

	December 31, 2018	December 31, 2017
	(Dollars in thousands)
Commercial and Industrial	$34,640	$38,972
Construction	139,877	95,625
Real Estate Mortgage:
Commercial – Owner Occupied	135,617	126,250
Commercial – Non-owner Occupied	321,580	270,472
Residential – 1 to 4 Family	545,391	416,317
Residential – Multifamily	49,628	47,832
Consumer	14,424	16,249
Total Loans	$1,241,157	$1,011,717

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class at December 31, 2018 and December 31, 2017 as follows:

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$14	$14	$34,626	$34,640	—
Construction	—	—	1,365	1,365	138,512	139,877	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	—	135,617	135,617	—
Commercial – Non-owner Occupied	—	—	—	—	321,580	321,580	—
Residential – 1 to 4 Family	81	154	1,686	1,921	543,470	545,391	—
Residential – Multifamily	—	—	—	—	49,628	49,628	—
Consumer	62	—	—	62	14,362	14,424	—
Total Loans	$143	$154	$3,065	$3,362	$1,237,795	$1,241,157	—

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$17	$17	$38,955	$38,972	—
Construction	—	—	1,392	1,392	94,233	95,625	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	155	155	126,095	126,250	—
Commercial – Non-owner Occupied	—	—	597	597	269,875	270,472	—
Residential – 1 to 4 Family	—	352	2,292	2,644	413,673	416,317	—
Residential – Multifamily	—	—	—	—	47,832	47,832	—
Consumer	92	—	81	173	16,076	16,249	—
Total Loans	$92	$352	$4,534	$4,978	$1,006,739	$1,011,717	—

Analysis of Allowance for Loan Losses
The following tables present the information regarding the allowance for loan and lease losses and associated loan data:

	Twelve Months Ended December 31, 2018
As of December 31, 2018			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2017	$684	$2,068	$2,017	$4,630	$6,277	$627	$230	$16,533
Charge-offs	(128)	(27)	—	(49)	—	—	(19)	(223)
Recoveries	47	600	189	86	43	—	—	965
Provisions	115	(947)	(144)	1,186	1,597	(6)	(1)	1,800
Ending Balance December 31 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Allowance for loan losses
Individually evaluated for impairment	$14	$69	$36	$192	$299	$—	$—	610
Collectively evaluated for impairment	704	1,625	2,026	5,661	7,618	621	210	18,465
Balance at December 31, 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Loans
Individually evaluated for impairment	$14	$5,589	$2,441	$11,299	$2,514	$—	$—	21,857
Collectively evaluated for impairment	34,626	134,288	133,176	310,281	542,877	49,628	14,424	1,219,300
Balance at December 31, 2018	$34,640	$139,877	$135,617	$321,580	$545,391	$49,628	$14,424	$1,241,157

	Twelve Months Ended December 31, 2017
As of December 31, 2017			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2016	$1,188	$2,764	$2,082	$3,889	$4,916	$505	$236	$15,580
Charge-offs	(134)	(687)	(430)	(622)	(118)	(50)	—	(2,041)
Recoveries	45	—	113	319	17	—	—	494
Provisions	(415)	(9)	252	1,044	1,462	172	(6)	2,500
Ending Balance December 31 2017	$684	$2,068	$2,017	$4,630	$6,277	$627	$230	$16,533

Allowance for loan losses
Individually evaluated for impairment	$—	$135	$58	$250	$15	$—	$—	458
Collectively evaluated for impairment	684	1,933	1,959	4,380	6,262	627	230	16,075
Balance at December 31, 2017	$684	$2,068	$2,017	$4,630	$6,277	$627	$230	$16,533

Loans
Individually evaluated for impairment	$17	$5,952	$3,790	$12,401	$3,211	$—	$81	25,452
Collectively evaluated for impairment	38,955	89,673	122,460	258,071	413,106	47,832	16,168	986,265
Balance at December 31, 2017	$38,972	$95,625	$126,250	$270,472	$416,317	$47,832	$16,249	$1,011,717

Impaired Loans
The following tables provide further detail on impaired loans and the associated ALLL at December 31, 2018 and December 31, 2017:

December 31, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Construction	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—
Commercial – Non-owner Occupied	—	—	—
Residential – 1 to 4 Family	1,131	1,131	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	1,131	1,131	—
With an allowance recorded:
Commercial and Industrial	14	19	14
Construction	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	1,383	1,383	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	20,726	25,222	610
Total:
Commercial and Industrial	14	19	14
Construction	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	2,514	2,514	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	$21,857	$26,353	$610

December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$17	$21	$—
Construction:	1,365	5,856	—
Real Estate Mortgage:
Commercial – Owner Occupied	155	155	—
Commercial – Non-owner Occupied	277	277	—
Residential – 1 to 4 Family	2,292	2,354	—
Residential – Multifamily	—	—	—
Consumer	81	81	—
	4,187	8,744	—
With an allowance recorded:
Commercial and Industrial	—	—	—
Construction:	4,587	4,684	135
Real Estate Mortgage:
Commercial – Owner Occupied	3,635	3,665	58
Commercial – Non-owner Occupied	12,124	13,941	250
Residential – 1 to 4 Family	919	919	15
Residential – Multifamily	—	—	—
Consumer	—	—	—
	21,265	23,209	458
Total:
Commercial and Industrial	17	21	—
Construction:	5,952	10,540	135
Real Estate Mortgage:
Commercial – Owner Occupied	3,790	3,820	58
Commercial – Non-owner Occupied	12,401	14,218	250
Residential – 1 to 4 Family	3,211	3,273	15
Residential – Multifamily	—	—	—
Consumer	81	81	—
	$25,452	$31,953	$458

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2018 and 2017:

	Year Ended December 31,
	2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and Industrial	$15	$1	$1,063	$1
Commercial	5,781	191	10,086	202
Real Estate Mortgage:
Commercial – Owner Occupied	3,372	134	4,267	193
Commercial – Non-owner Occupied	11,850	606	15,894	632
Residential – 1 to 4 Family	2,704	74	4,201	92
Residential – Multifamily	—	—	138	—
Consumer	16	—	97	5
Total	$23,738	$1,006	$35,746	$1,125

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2018 and 2017, is as follows:

At December 31, 2018	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$34,626	$—	$14	$—	$34,640
Construction	127,523	4,503	7,851	—	139,877
Real Estate Mortgage:
Commercial – Owner Occupied	135,617	—	—	—	135,617
Commercial – Non-owner Occupied	321,446	—	134	—	321,580
Residential – 1 to 4 Family	542,865	719	1,807	—	545,391
Residential – Multifamily	49,628	—	—	—	49,628
Consumer	14,424	—	—	—	14,424
Total	$1,226,129	$5,222	$9,806	$—	$1,241,157

At December 31, 2017	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$38,875	$97	$—	$—	$38,972
Real Estate Construction:
Commercial	82,351	5,056	8,218	—	95,625
Real Estate Mortgage:
Commercial – Owner Occupied	123,491	2,604	155	—	126,250
Commercial – Non-owner Occupied	269,736	—	736	—	270,472
Residential – 1 to 4 Family	413,327	560	2,430	—	416,317
Residential – Multifamily	47,832	—	—	—	47,832
Consumer	16,168	—	81	—	16,249
Total	$991,780	$8,317	$11,620	$—	$1,011,717

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2018 is as follows:

2018
(Dollars in thousands)
Balance, beginning of year	$12,701
Advances	1,001
Less: repayments	(623)
Balance, end of year	$13,079